JPMorgan Equity Premium Income Fund Average Annual Total Returns - R5 R6 Shares [Member]		12 Months Ended	58 Months Ended	60 Months Ended	88 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.55%	14.42%	14.25%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.29%	3.18%	2.66%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		7.90%		9.28%	8.87%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.02%		9.38%	8.97%
Performance Inception Date	Aug. 31, 2018
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.62%		5.71%	5.18%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.89%		5.70%	5.29%